Financial Instruments - Foreign Currency Exchange Rate Risk Management (Details)	12 Months Ended
Dec. 31, 2019 USD ($) $ / $
Foreign currency exchange rate risk | Cash flow hedges | Forward contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 3,999,000,000
USD
Disclosure of detailed information about hedging instruments [line items]
Exchange rate (US$/C$)	1.00
Cross currency swaps | Foreign currency exchange rate risk | Cash flow hedges | Currency swap contract, term through November 2021
Disclosure of detailed information about hedging instruments [line items]
Amount	500,000,000
Exchange rate (US$/C$) | $ / $	1.022
Cross currency swaps | Foreign currency exchange rate risk | Cash flow hedges | Currency swap contract, term through March 2038
Disclosure of detailed information about hedging instruments [line items]
Amount	550,000,000
Exchange rate (US$/C$) | $ / $	1.170
Cross currency swaps | USD | Foreign currency exchange rate risk | Cash flow hedges | Currency swap contract, term through November 2021
Disclosure of detailed information about hedging instruments [line items]
Interest rate	3.45%
Cross currency swaps | USD | Foreign currency exchange rate risk | Cash flow hedges | Currency swap contract, term through March 2038
Disclosure of detailed information about hedging instruments [line items]
Interest rate	6.25%
Cross currency swaps | CAD | Foreign currency exchange rate risk | Cash flow hedges | Currency swap contract, term through November 2021
Disclosure of detailed information about hedging instruments [line items]
Interest rate	3.96%
Cross currency swaps | CAD | Foreign currency exchange rate risk | Cash flow hedges | Currency swap contract, term through March 2038
Disclosure of detailed information about hedging instruments [line items]
Interest rate	5.76%
Forward contracts | Foreign currency exchange rate risk
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 4,564,000,000
Derivative, term of contract	90 days